Filed Pursuant to Rule 497(e)

Registration Statement No. 333-198978

PROSPECTUS SUPPLEMENT

(To Prospectus dated April 28, 2016)

GAMCO Global Gold, Natural Resources & Income Trust

Up to 4,000,000 Common Shares of Beneficial Interest

GAMCO Global Gold, Natural Resources & Income Trust (the “Fund,” “we,” or “our”) has entered into a sales agreement with G.research, LLC (the “Sales Manager”), dated November 20, 2014, relating to the common shares of beneficial interest, par value $0.001 per share, (“common shares”) offered by this prospectus supplement and the accompanying prospectus. In accordance with the terms of the sales agreement, we may offer and sell up to 4,000,000 of our common shares from time to time through the Sales Manager, as our agent for the offer and sale of the common shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not sell any common shares at a price below the current net asset value of such common shares, exclusive of any distributing commission or discount. The Fund is a non-diversified, closed-end management investment company registered under the 1940 Act. The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund’s investment adviser is Gabelli Funds, LLC (the “Investment Adviser”). An investment in the Fund is not appropriate for all investors. We cannot assure you that the Fund’s objectives will be achieved.

Our common shares are listed on the NYSE MKT LLC (the “NYSE MKT”) under the symbol “GGN.” As of May 6, 2016, the last reported sale price for our common shares on the NYSE MKT was $6.57 per share. As of May 6, 2016, the net asset value per share for our common shares was $6.23. Our 5.00% Series B Cumulative Preferred Shares are also listed on the NYSE MKT under the symbol “GGN PrB.”

Sales of our common shares, if any, under this prospectus supplement and the accompanying prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “1933 Act”), including sales made directly on the NYSE MKT or sales made to or through a market maker other than on an exchange.

The Sales Manager, G.research, LLC, will be entitled to compensation at a commission rate of 1.00% of the gross sale price per share for daily trading amounts up to 100,000 common shares and a commission rate of 0.75% of the gross sale price per share for daily trading amounts in excess of 100,000 common shares sold under the sales agreement, as may be further agreed upon by the Fund and the Sales Manager from time to time. In connection with the sale of the common shares on our behalf, the Sales Manager may be deemed to be an “underwriter” within the meaning of the 1933 Act and the compensation of the Sales Manager may be deemed to be underwriting commissions or discounts.

The Sales Manager is not required to sell any specific number or dollar amount of common shares, but will use its reasonable efforts to sell the common shares offered by this prospectus supplement. There is no arrangement for common shares to be received in an escrow, trust, or similar arrangement. The offering of common shares pursuant to the sales agreement will terminate upon the earlier of (i) the sale of all common shares subject to the sales agreement and (ii) the termination of the sales agreement by either the Sales Manager or the Fund.

The Sales Manager is a wholly-owned subsidiary of Gabelli Securities, Inc., which is a majority-owned subsidiary of Associated Capital Group, Inc., an affiliate of the Investment Adviser, which is, in turn, indirectly majority-owned by Mario J. Gabelli. As a result of these relationships, Mr. Gabelli is a “controlling person” of the Sales Manager.

Investing in our securities involves certain risks. You could lose some or all of your investment. See “Risk Factors and Special Considerations” beginning on page S-8 of this prospectus supplement and page 27 of the accompanying prospectus. You should consider carefully these risks together with all of the other information contained in this prospectus supplement and the accompanying prospectus before making a decision to purchase our securities.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus supplement or the accompanying prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

G.research, LLC

May 9, 2016

This prospectus supplement, together with the accompanying prospectus, sets forth concisely the information about the Fund that a prospective investor should know before investing. You should read this prospectus supplement and the accompanying prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares, and retain it for future reference. This prospectus supplement, the accompanying prospectus and the Statement of Additional Information are part of a “shelf” registration statement that the Fund filed with the SEC. This prospectus supplement describes the specific details regarding this offering, including the method of distribution. If information in this prospectus supplement is inconsistent with the accompanying prospectus or the statement of additional information, you should rely on this prospectus supplement. A Statement of Additional Information, dated April 28, 2016, containing additional information about the Fund, has been filed with the SEC and is incorporated by reference in its entirety into this prospectus supplement and accompanying prospectus. You may request a free copy of our annual and semiannual reports, the Statement of Additional Information, the table of contents of which is on page 60 of the accompanying prospectus, request other information about the Fund and make shareholder inquiries by calling (800) GABELLI (422-3554) or by writing to the Fund at GAMCO Global Gold, Natural Resources & Income Trust, One Corporate Center, Rye, New York 10580, or obtain a copy (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov).

Our shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

You should rely only on the information contained or incorporated by reference in this prospectus supplement and the accompanying prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer to sell these securities in any jurisdiction in which the offer or sale is not permitted. You should not assume that the information contained in this prospectus supplement and the accompanying prospectus is accurate as of any date other than the date of this prospectus supplement and the accompanying prospectus, respectively.

In this prospectus supplement and in the accompanying prospectus, unless otherwise indicated, “Fund,” “us,” “our,” and “we” refer to the GAMCO Global Gold, Natural Resources & Income Trust.

Prospectus Supplement

CAPITALIZATION

We may offer and sell up to 4,000,000 of our common shares from time to time through the Sales Manager, as our agent for the offer and sale of the common shares. There is no guaranty that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus. The table below assumes that we will sell 4,000,000 common shares, at a price of $6.57 per share (the last reported sales price per share of our common shares on May 6, 2016). Actual sales, if any, of our common shares under this prospectus supplement and the accompanying prospectus may be less than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $6.57, depending on the market price of our common shares at the time of any such sale. To the extent that the market price per share of our common shares on any given day is less than the net asset value per share on such day plus the per share amount of the commission to be paid to the Sales Manager, we will instruct the Sales Manager not to make any sales on such day.

The following table sets forth the unaudited capitalization of the Fund as of December 31, 2015, and its adjusted capitalization assuming the common shares offered in this prospectus supplement had been issued.

	As of December 31, 2015
	Actual (audited)	As Adjusted (unaudited)
Preferred shares, $0.001 par value per share, unlimited shares authorized. (The “Actual” column reflects the Fund’s outstanding capitalization of 3,588,941 shares of Series B Preferred, $25 liquidation preference per share as of December 31, 2015; the “As Adjusted” column reflects the outstanding capitalization of 3,562,481 shares of Series B Preferred, $25 liquidation preference per share as of May 6, 2016)	89,723,525	89,062,025
Shareholders’ equity applicable to common shares:
Common shares, $0.001 par value per share; unlimited shares authorized. (The “Actual” column reflects the Fund’s outstanding capitalization of 112,645,302 shares as of December 31, 2015; the “As Adjusted” column assumes the issuance of 4,949,763 (of which all but the 4,000,000 shares offered pursuant to this prospectus supplement have been issued) and 59,815 shares pursuant to the dividend reinvestment plan and the repurchase of 21,800 shares	112,645	117,633
Paid-in surplus*	1,409,112,008	1,441,340,187
Undistributed net investment income	336,987	336,987
Distributions in excess of net realized gain on investments, securities sold short, written options, and foreign currency transactions	(273,604,283)	(273,604,283)
Net unrealized depreciation on investments, written options, and foreign currency transactions	(534,212,591)	(534,212,591)

Net assets applicable to common shares	601,744,766	633,977,933
Liquidation preference of preferred shares	89,723,525	89,062,025

Net assets, plus the liquidation preference of preferred shares	691,468,291	723,039,958

TABLE OF FEES AND EXPENSES

The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares as a percentage of net assets attributable to common shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses, including any preferred share offering expenses.

Shareholder Transaction Expenses

Sales Load (as a percentage of offering price)	1.00%
Offering Expenses Borne by the Fund (as a percentage of offering price)	0.06%
Dividend Reinvestment Plan Fees	None (1)

	Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management Fees	1.12%	(2)
Interest on Borrowed Funds	None
Other Expenses	0.18%	(2)
Total Annual Expenses	1.30%	(2)
Dividends on preferred shares	0.61%	(3)
Total Annual Expenses and Dividends on Preferred Shares	1.91%

(1)	You will be charged a $1.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

(2)	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, with no deduction for the liquidation preference of any outstanding preferred shares. Consequently, inasmuch as the Fund has preferred shares outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common shares are higher than if the Fund did not utilize a leveraged capital structure. “Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.

(3)	The Dividends on preferred shares represent distributions on the preferred shares outstanding.

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common shares, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$29	$69	$112	$231

*	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Annual Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The example includes Dividends on Preferred Shares. If Dividends on Preferred Shares were not included in the example calculation, the estimated expenses (based on the same assumptions as above) for the 1, 3, 5 and 10 year periods would have been $23, $51, $81 and $165, respectively.

USE OF PROCEEDS

Sales of our common shares, if any, under this prospectus supplement and the accompanying prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the 1933 Act, including sales made directly on the NYSE MKT or sales made to or through a market maker other than on an exchange. There is no guaranty that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales, if any, of our common shares under this prospectus supplement and the accompanying prospectus may be less than as set forth in this paragraph. In addition, the price per share of any such sale may be greater or less than the price set forth in this paragraph, depending on the market price of our common shares at the time of any such sale. As a result, the actual net proceeds we receive may be more or less than the amount of net proceeds estimated in this prospectus supplement. Assuming the sale of all of our common shares offered under this prospectus supplement and the accompanying prospectus at $6.57 per share (the last reported sales price per share of our common shares on May 6, 2016), we estimate that the net proceeds of this offering will be approximately $26,017,200 after deducting the estimated underwriting discount.

The Investment Adviser anticipates that the investment of the proceeds will be made in accordance with the Fund’s investment objectives and policies as appropriate investment opportunities are identified, which is expected to substantially be completed within three months; however, changes in market conditions could result in the Fund’s anticipated investment period extending to as long as six months.

FINANCIAL HIGHLIGHTS

The selected data below sets forth the per share operating performance and ratios for the periods presented. The financial information was derived from and should be read in conjunction with the Financial Statements of the Fund and Notes thereto, which are incorporated by reference into this prospectus and the SAI. The financial information for the five fiscal years ended December 31, 2015, 2014, 2013, 2012 and 2011 has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, whose unqualified report on such Financial Statements is incorporated by reference into the SAI.

Selected data for a share of beneficial interest outstanding throughout each period:

	Year Ended December 31,
	2015		2014	2013		2012		2011		2010	2009	2008	2007	2006
Operating Performance:
Net asset value, beginning of period	$7.35		$9.94	$13.26		$14.70		$18.25		$15.91	$10.39	$29.48	$24.10	$21.99

Net investment income	0.02		0.03	0.07		0.11		0.11		0.17	0.12	0.10	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments, swap contracts, written options, and foreign currency transactions	(1.15)		(1.51)	(1.89)		(0.01)		(2.00)		3.61	7.06	(17.18)	7.61	3.77

Total from investment operations	(1.13)		(1.48)	(1.82)		0.10		(1.89)		3.78	7.18	(17.08)	7.59	3.85

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)(b)	(0.02)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.03)	(0.11)	(0.08)	(0.01)	—
Net realized gain	—		—	(0.05)		(0.07)		(0.10)		(0.12)	(0.18)	(0.28)	(0.07)	—
Return of capital	(0.04)		(0.02)	—		—		—		—	—	—	—	—

Total distributions to preferred shareholders	(0.04)		(0.04)	(0.05)		(0.07)		(0.10)		(0.15)	(0.29)	(0.36)	(0.08)	—

Net Increase/(decrease) in net assets attributable to common shareholders resulting from operations	(1.17)		(1.52)	(1.87)		0.03		(1.99)		3.63	6.89	(17.44)	7.51	3.85

Distributions to Common Shareholders:
Net investment income	(0.02)		—	(0.06)		(0.02)		(0.09)		(0.31)	(0.26)	(0.13)	(0.15)	—
Net realized gain	—		—	(0.75)		(1.36)		(1.54)		(1.37)	(0.45)	(0.48)	(1.78)	(1.74)
Return of capital	(0.82)		(1.08)	(0.63)		(0.24)		(0.05)		—	(0.97)	(1.07)	—	—

Total distributions to common shareholders	(0.84)		(1.08)	(1.44)		(1.62)		(1.68)		(1.68)	(1.68)	(1.68)	(1.93)	(1.74)

Fund Share Transactions:
Increase in net asset value from issuance of common shares	—		0.01	0.01		0.15		0.12		0.39	0.31	0.01	0.00 (b)	—
Increase in net asset value from repurchase of common shares	0.00	(b)	—	0.00	(b)	—		—		—	—	—	—	—
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00 (b)	0.01		—		—		—	0.00 (b)	0.01	—	—
Offering costs for preferred shares charged to paid-in capital	—		—	(0.03)		—		—		—	—	0.01	(0.20)	—
Adjustments to offering costs for preferred shares credited to paid-in capital	—		0.00 (b)	—		—		—		—	—	—	—	—

Total Fund share transactions	0.00	(b)	0.01	(0.01)		0.15		0.12		0.39	0.31	0.03	(0.20)	—

Net Asset Value, End of Period	$5.34		$7.35	$9.94		$13.26		$14.70		$18.25	$15.91	$10.39	$29.48	$24.10

NAV total return†	(17.59)%		(17.23)%	(14.62)%		1.36%		(11.00)%		27.25%	74.36%	(61.59)%	31.47%	18.29%

Market value, end of year	$4.75		$7.00	$9.02		$12.80		$14.11		$19.27	$16.34	$13.10	$29.15	$24.60

Investment total return††	(22.14)%		(13.01)%	(19.51)%		1.82%		(18.98)%		30.77%	40.14%	(50.94)%	27.40%	21.86%

Selected data for a share of beneficial interest outstanding throughout each period:

	Year Ended December 31,
	2015		2014	2013	2012	2011	2010	2009	2008	2007	2006
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$691,468		$920,538	$1,152,361	$1,428,491	$1,206,020	$1,119,246	$620,047	$289,046	$633,253	—
Net assets attributable to common shares, end of period (in 000’s)	$601,745		$828,027	$1,057,668	$1,329,599	$1,107,127	$1,020,354	$521,155	$190,109	$533,253	$432,741
Ratio of net investment income to average net assets attributable to common shares	0.30%		0.21%	0.59%	0.33%	0.16%	0.41%	1.44%	0.39%	(0.09)%	0.42%
Ratio of operating expenses to average net assets attributable to common shares	1.29	%(c)	1.24%	1.20%	1.22%	1.27%	1.33%	1.78%	1.69%	1.45%	1.17%
Ratio of operating expenses to average net assets including liquidation value of preferred shares	1.15	%(c)	1.14%	1.11%	1.12%	1.16%	1.17%	1.35%	1.37%	1.39%	—
Portfolio turnover rate	36.0%		87.4%	83.7%	47.4%	66.4%	51.5%	61.0%	41.5%	71.3%	114.8%
Preferred Shares:
6.625% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	—		—	—	$98,892	$98,892	$98,892	$98,892	$98,937	$100,000	—
Total shares outstanding (in 000’s)	—		—	—	3,956	3,956	3,956	3,956	3,957	4,000	—
Liquidation preference per share	—		—	—	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value (d)	—		—	—	$25.79	$26.10	$26.01	$24.60	$24.10	$24.16	—
Asset coverage per share	—		—	—	$361.12	$304.88	$282.95	$156.75	$73.04	$158.31	—
Asset coverage	—		—	—	1,444%	1,220%	1,132%	627%	292%	633%	—
5.000% Series B Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$89,724		$92,512	$94,693	—	—	—	—	—	—	—
Total shares outstanding (in 000’s)	3,589		3,700	3,788	—	—	—	—	—	—	—
Liquidation preference per share	$25.00		$25.00	$25.00	—	—	—	—	—	—	—
Average market value (d)	$22.03		$21.28	$21.00	—	—	—	—	—	—	—
Asset coverage per share	$193		$249	$304	—	—	—	—	—	—	—
Asset coverage	771%		995%	1,217%	—	—	—	—	—	—	—

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the years.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2015, there was no impact on the expense ratios.

(d)	Based on weekly prices.

PRICE RANGE OF COMMON SHARES

The following table sets forth for the quarters indicated, the high and low closing sale prices on the NYSE MKT per share of our common shares and the net asset value and the premium or discount from net asset value per share at which the common shares were trading, expressed as a percentage of net asset value, at each of the high and low closing sale prices provided.

Quarter Ended	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a% of NAV
	High	Low	High	Low	High	Low
March 31, 2014	$10.50	$9.15	$10.41	$9.99	0.86%	(8.41)%
June 30, 2014	$10.98	$9.92	$10.72	$10.20	2.43%	(2.75)%
September 30, 2014	$11.25	$9.25	$10.70	$9.38	5.14%	(1.39)%
December 31, 2014	$9.33	$6.15	$9.28	$6.75	0.54%	(8.89)%
March 31, 2015	$7.85	$6.82	$7.96	$7.33	(1.38)%	(6.96)%
June 30, 2015	$7.55	$6.51	$7.85	$7.17	(3.82)%	(9.21)%
September 30, 2015	$6.53	$4.99	$7.10	$5.58	(8.03)%	(10.57)%
December 31, 2015	$5.91	$4.55	$6.38	$5.27	(7.37)%	(13.66)%
March 31, 2016	$5.64	$3.75	$5.85	$4.70	(3.59)%	(20.21)%
June 30, 2016 (April 1, 2016 through May 6, 2016)	$6.77	$5.48	$6.31	$5.86	7.29%	(6.48)%

The last reported sale price for our common shares on May 6, 2016 was $6.57 per share, representing a premium to NAV of 5.46%. As of May 6, 2016, the net asset value per share for our common shares was $6.23 per share. Our common shares have historically traded at both a premium and discount to NAV.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in our common shares involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing in our common shares you should consider carefully the risk factors described in the accompanying prospectus in addition to the risk factors described in this prospectus supplement.

Purchase at a Premium to Net Asset Value

Our common shares have in recent times traded at a premium to net asset value per share which may not be sustainable. If our common shares are trading at a premium to net asset value at the time you purchase shares, you will experience an immediate reduction in the net asset value of the shares you purchase in comparison with the market price of the shares. Please see “Price Range of Common Shares” on page S-7 for further information about our historical common share prices and premium or discount to net asset value.

PLAN OF DISTRIBUTION

Under the sales agreement among the Fund, the Investment Adviser and the Sales Manager, upon written instructions from the Fund, the Sales Manager will use its commercially reasonable efforts consistent with its sales and trading practices, to solicit offers to purchase the common shares under the terms and subject to the conditions set forth in the sales agreement. The Sales Manager’s solicitation will continue until we instruct the Sales Manager to suspend the solicitations and offers. We will instruct the Sales Manager as to the amount of common shares to be sold by the Sales Manager. We may instruct the Sales Manager not to sell common shares if the sales cannot be effected at or above the price designated by the Fund in any instruction. We or the Sales Manager may suspend the offering of common shares upon proper notice and subject to other conditions.

The Sales Manager will provide written confirmation to the Fund not later than the opening of the trading day on the NYSE MKT following the trading day on which common shares are sold under the sales agreement. Each confirmation will include the number of shares sold on the preceding day, the net proceeds to the Fund and the compensation payable by the Fund to the Sales Manager in connection with the sales.

We will pay the Sales Manager commissions for its services in acting as agent in the sale of common shares. The Sales Manager will be entitled to compensation at a commission rate of 1.00% of the gross sale price per share for daily trading amounts up to 100,000 common shares and a commission rate of 0.75% of the gross sale price per share for daily trading amounts in excess of 100,000 common shares sold under the sales agreement, as may be further agreed upon by the Fund and the Sales Manager from time to time.

There is no guaranty that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales, if any, of our common shares under this prospectus supplement and the accompanying prospectus may be less than as set forth in this paragraph. In addition, the price per share of any such sale may be greater or less than the price set forth in this paragraph, depending on the market price of our common shares at the time of any such sale. Assuming 4,000,000 of our common shares offered hereby are sold at a price of $6.57 per share, we estimate that the total expenses for this offering, including compensation payable to the Sales Manager under the terms of the sales agreement, would be approximately $278,800.

Settlement for sales of common shares will occur on the third trading day following the date on which such sales are made, or on some other date that is agreed upon by the Fund and the Sales Manager in connection with a particular transaction, in return for payment of the net proceeds to the Fund. There is no arrangement for funds to be received in an escrow, trust or similar arrangement.

In connection with the sale of the common shares on our behalf, the Sales Manager may, and will with respect to sales effected in an “at the market offering”, be deemed to be an “underwriter” within the meaning of the 1933 Act, and the compensation of the Sales Manager may be deemed to be underwriting commissions or discounts. We have agreed to provide indemnification and contribution to the Sales Manager against certain civil liabilities, including liabilities under the 1933 Act.

The offering of our common shares pursuant to the sales agreement will terminate upon the earlier of (i) the sale of all common shares subject the sales agreement or (ii) the termination of the sales agreement. The sales agreement may be terminated by the Fund in our sole discretion under the circumstances specified in the sales agreement by giving notice to the Sales Manager. In addition, the Sales Manager may terminate the sales agreement under the circumstances specified in the sales agreement by giving notice to the Fund.

The Sales Manager is a wholly-owned subsidiary of Gabelli Securities, Inc., which is a majority-owned subsidiary of Associated Capital Group, Inc., an affiliate of the Investment Adviser, which is, in turn, indirectly majority-owned by Mario J. Gabelli. As a result of these relationships, Mr. Gabelli is a “controlling person” of the Sales Manager.

The principal business address of the Sales Manager, G.research, LLC, is One Corporate Center, Rye, New York, 10580-1422.

LEGAL MATTERS

Certain legal matters will be passed on by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York, counsel to the Fund in connection with the offering of the common shares.

FINANCIAL STATEMENTS

The following audited financial statements included in the annual report to the Fund’s shareholders for the year ended December 31, 2015, together with the report of PricewaterhouseCoopers LLP, are incorporated by reference to the Fund’s SAI, including: the Schedule of Investments at December 31, 2015, the Statement of Assets and Liabilities as of December 31, 2015, the Statement of Operations for the Year Ended December 31, 2015, the Statement of Changes in Net Assets Attributable to Common Shareholders for the Year Ended December 31, 2015, and the Notes to Financial Statements.

All other portions of the annual report to shareholders are not incorporated herein by reference and are not part of the Fund’s registration statement, the SAI, the prospectus or any prospectus supplement.

GAMCO Global Gold, Natural Resources & Income Trust

Up to 4,000,000 Common Shares of Beneficial Interest

PROSPECTUS SUPPLEMENT

May 9, 2016